Loans payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Loans Payable	¥ 0	¥ 161,439
Third parties [Member]
Statement [Line Items]
Loans Payable	0	90,558
Related parties [Member]
Statement [Line Items]
Loans Payable	0	50,881
Shareholders [Member]
Statement [Line Items]
Loans Payable	¥ 0	¥ 20,000